RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - Cumulative Effect, Period of Adoption, Adjustment - Accounting Standards Update 2016-02 - Forecast $ in Thousands	Jan. 01, 2022 USD ($)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sublease receivable	$ 2,800
Right-of-use assets	800
Lease liabilities	4,200
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sublease receivable	3,500
Right-of-use assets	1,000
Lease liabilities	$ 5,200